INTANGIBLE ASSETS	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Licensee Agreement

In November 2014, we entered into a License Agreement with kathy ireland Worldwide® ("kiWW®") under which we licensed the right to utilize the trademarks and rights to the name, likeness and visual representations of Kathy Ireland (“KI”) in connection with our cosmeceutical line of products. The initial term of the license is for eight years and it may be renewed at the option of our Company for up to an additional four years. In accordance with the License Agreement, we will pay 5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one, which includes the period from approximately November 4, 2014 through December 31, 2015 (“Contract Year 1”) of the License Agreement. The minimum guaranteed royalty increases $50,000 each year in years two through eight of the License Agreement. We recognized $100,000 in royalty fees during the year ended December 31, 2015.

Additionally, we are obligated to pay an annual Brand Participation Fee to kiWW® which provides for general advertising, good will and promotion of the KI brand. NuGene prepaid kiWW $350,000 effective upon execution of the License as a Brand Participation fee for Contract Year 1. Accordingly, we amortized this initial Brand Participation Fee over the 14-month period of Contract Year 1. The net carrying value of the Brand Participation Fee at December 31, 2014 was $300,000. The Brand Participation Fee for Contract Years 2 through 8 is $50,000 annually with an additional 1% of the total gross sales of Licensed Products of the prior year beginning in Contract Year 4.

SkinGuardian Intellectual Property

On March 17, 2015, we entered into an Intellectual Property Asset Purchase Agreement (“IP Agreement”) with an individual (“IP Seller”) to acquire all of the rights, title and interest in certain intellectual property connected with a product named SkinGuardian (“SGIP”). Upon the acquisition of SGIP, our Company issued 150,000 shares of restricted common stock (net, as amended) to the IP Seller valued at $150,000. The consideration paid for SGIP was expensed during the year ended December 31, 2015.

NOTE 4 – INTANGIBLE ASSETS

Licensee Agreement

In November 2014 we entered into a License Agreement with kathy ireland Worldwide® ("kiWW®") whereby we licensed the right to utilize the trademarks and rights to the name, likeness and visual representations of Kathy Ireland in connection with our cosmeceutical line of products containing adult human adipose stem cell derived or containing biologically active or biologically derived ingredients. The initial term of the license is for eight years and it may be renewed for up to an additional four years.

In accordance with the License Agreement, we will pay 5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one of the License Agreement. The minimum guaranteed royalty increases $50,000 each year in years two through eight of the License Agreement.

Additionally, we are obligated to pay an annual Brand Participation Fee to kiWW® which provides for general advertising, good will and promotion of the overall kathy ireland brand. NuGene paid kiWW $350,000 effective upon execution of the License as a Brand Participation fee for Contract Year 1. The Brand Participation Fee for Contract Years 2 through 8 is $50,000 annually with an additional 1% of the total gross sales of Licensed Products of the prior year beginning in Contract Year 4. The net carrying value of the Brand Participation Fee at December 31, 2014 was $300,000, net of amortization expense of $50,000.